Other current assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Miscellaneous current assets [abstract]
Deferred charges	€ 2,021	€ 1,483	€ 1,442
Tax credits	219	176	1,285
Accrued income	524	666	254
Other tax receivables	2,910	604	958
Other non-trade receivables	3,538	1,552	1,054
Total current assets	€ 9,212	€ 4,481	€ 4,993